CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 16,819,866	$ 13,063,560	$ 12,449,705
Cost of revenue
Cost of revenue	(9,614,778)	(7,229,913)	(7,264,428)
Gross profit	7,205,088	5,833,647	5,185,277
Operating income (expenses)
Other operating income	180,443	221,021	279,184
Sales and marketing expenses	(3,472,686)	(2,779,223)	(3,269,223)
General and administrative expenses	(1,267,706)	(1,134,724)	(1,437,612)
Provision for credit losses	(776,937)	(633,942)	(513,690)
Research and development expenses	(1,206,050)	(1,164,126)	(1,376,501)
Impairment of goodwill	0	(117,875)	(354,943)
Total operating expenses	(6,542,936)	(5,608,869)	(6,672,785)
Operating (loss) income	662,152	224,778	(1,487,508)
Interest income	365,817	331,310	115,515
Interest expense	(38,341)	(41,075)	(45,396)
Net investment loss	(250,220)	(125,656)	(207,331)
Net gain on debt extinguishment	42,621	38,550	199,697
Foreign exchange (loss) gain	(3,246)	4,487	(75,510)
(Loss) Income before income tax and share of results of equity investees	778,783	432,394	(1,500,533)
Income tax expense	(321,168)	(262,680)	(168,395)
Share of results of equity investees	(9,788)	(7,032)	11,156
Net (loss) income	447,827	162,682	(1,657,772)
Net loss (income) attributable to non-controlling interests	(3,506)	(11,956)	6,351
Net (loss) income attributable to Sea Limited's ordinary shareholders	$ 444,321	$ 150,726	$ (1,651,421)
(Loss) Earnings per share:
Basic (in dollars per share)	$ 0.77	$ 0.27	$ (2.96)
Diluted (in dollars per share)	$ 0.74	$ 0.25	$ (2.96)
Weighted average shares used in (loss) earnings per share computation:
Basic (in shares)	574,966,327	566,612,815	558,119,948
Diluted (in shares)	604,713,980	594,405,604	558,119,948
Service [Member]
Revenue
Revenue	$ 15,261,263	$ 11,942,385	$ 11,340,336
Cost of revenue
Cost of revenue	(8,164,387)	(6,202,524)	(6,271,082)
Sales of Goods [Member]
Revenue
Revenue	1,558,603	1,121,175	1,109,369
Cost of revenue
Cost of revenue	$ (1,450,391)	$ (1,027,389)	$ (993,346)